Related Party Transactions (Tables)	6 Months Ended
Apr. 30, 2024
Related Party Transactions [Abstract]
Schedule of Key Management Personnel for Employment Services	The compensation to key management personnel for services they provide to the Company is as follows:
	Three months ended	Three months ended	Six months ended	Six months ended
	April 30,	April 30,	April 30,	April 30,
	2024	2023	2024	2023

Officers:
Consulting fees	$78,586	$87,471	$248,274	$220,501
Share based compensation	25,854	30,188	41,555	75,380
	$113,440	$117,659	$289,829	$295,881
Directors:
Directors’ fees	$50,902	$41,834	$125,525	$80,976
Share based compensation	68,669	34,029	85,890	78,124
	$119,571	$75,863	$211,415	$159,100

Schedule of Balances with Related Parties	Balances with related parties
	April 30,	October 31,
	2024	2023
Amounts owed to officers	$30,136	$29,666
Amounts owed to directors	16,873	12,767
	$47,009	$42,433